Employee Benefits - Schedule of Employee Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Defined benefit plan	$ 144,862	$ 174,346
Other benefits Short term	9,084
Other benefits Long term	802
Total	154,748	174,346
Current	44,663	38,706
Non - current	110,085	135,640
Total	$ 154,748	$ 174,346